STOCK OPTIONS (Details 1) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 01, 2017	Jan. 24, 2018	Aug. 03, 2017	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	10 years	10 years	7 years
Risk free rate	1.91%	1.91%	1.73%
Expected volatility	114.00%	114.00%	114.00%
February 17, 2015 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				3 years 10 months 20 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 136,613
July 1, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				3 years 3 months
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 1,259,487
June 20, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				3 years 2 months 19 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 118,957
April 1, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				3 years 4 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 230,930
November 24, 2015 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				4 years 7 months 24 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 694,384
December 14, 2015 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				4 years 8 months 16 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 1,260,437
April 21, 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				6 years 1 month 10 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 2,582,890
April 26, 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				5 years 25 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 213,750
August 8, 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				5 years 4 months 10 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 652,068
February 6, 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				5 years 10 months 10 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 245,200
February 13, 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				5 years 10 months 17 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 148,750
August 3, 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				6 years 4 months 6 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 387,209
September 1, 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				9 years 5 months 5 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 1,832,304
January 24, 2018 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years				6 years 9 months 25 days
Risk free rate				1.59%
Dividend rate				0.00%
Forfeiture rate				0.00%
Expected volatility				114.00%
Grant date fair value				$ 491,036